Related party balances and transactions	12 Months Ended
Dec. 31, 2024
Related party balances and transactions
Related party balances and transactions

21.Related party balances and transactions

The principal related parties with which the Group had material transactions during the years presented are as follows:

Name of Entity or Individual	Relationship with the Company
Geely Automobile Holdings Limited (“Geely Auto”)	Shareholder of the Company
Zhejiang Geely Holding Group Company Limited (“Geely Holding”)	Shareholder of the Company
Subsidiaries of Geely Auto	Companies controlled by the Geely Auto
Affiliates of Geely Auto	Companies significantly influenced by the Geely Auto
Subsidiaries of Geely Holding	Companies controlled by the Geely Holding, excluding Geely Auto and its subsidiaries
Affiliates of Geely Holding	Companies significantly influenced by Geely Holding
Entities controlled by ultimate shareholders	Companies controlled by shareholders of Geely holding
Affiliates of entity controlled by ultimate shareholders	Companies significantly influenced by entity controlled by ultimate shareholders
Zhejiang Haohan, Time Geely and Xinyueneng	Equity investees of the Group

(a)The Group entered into the following significant related party transactions and had the following balances with its related parties:

		Year Ended December 31,
Nature of transactions	Relationship with the Group	2022	2023	2024
		RMB	RMB	RMB
Revenue from vehicle sales	Geely Holding	1,350	5,234	698
	Subsidiaries of Geely Auto	2,649	5,072	120,438
	Subsidiaries of Geely Holding	6,030	18,488	2,658
	Affiliates of Geely Holding	28	60,631	—
	Entities controlled by ultimate shareholders	44,539	3,674	25,517
	Affiliates of entity controlled by ultimate shareholders	—	—	1,049,299
	Equity Investees of the Group	249	2,200	—
		54,845	95,299	1,198,610

Revenue of research and development and other services	Geely Auto	—	—	141
	Geely Holding	156	363,181	168,054
	Subsidiaries of Geely Auto	7,755	1,776	163,522
	Affiliates of Geely Auto	87,020	522,292	657,308
	Subsidiaries of Geely Holding	1,636,799	2,082,185	1,447,201
	Affiliates of Geely Holding	19,598	50,526	343,084
	Entities controlled by ultimate shareholders	3,660	1,608	—
	Affiliates of entity controlled by ultimate shareholders	330	268	7,270
	Equity Investees of the Group	1,756	—	—
		1,757,074	3,021,836	2,786,580

Revenue of sales of batteries and other components	Subsidiaries of Geely Auto	1,802,779	3,262,575	2,077,267
	Affiliates of Geely Auto	1,663,519	2,730,324	6,422,130
	Subsidiaries of Geely Holding	6,410,920	8,435,631	7,990,028
	Affiliates of Geely Holding	—	26,206	159,628
	Entities controlled by ultimate shareholders	256,155	—	14,743
	Equity Investees of the Group	102,490	117	8
		10,235,863	14,454,853	16,663,804

21.Related party balances and transactions (Continued)

(a)The Group entered into the following significant related party transactions and had the following balances with its related parties: (Continued)

		As of December 31,
Nature of balances	Relationship with the Group	2023	2024
		RMB	RMB
Amounts due from related parties relating to operating activities	Geely Auto	—	462
	Geely Holding	589	12,624
	Subsidiaries of Geely Auto	543,298	749,294
	Affiliates of Geely Auto	2,301,831	1,313,131
	Subsidiaries of Geely Holding	3,896,237	3,646,546
	Affiliates of Geely Holding	281,061	328,923
	Entities controlled by ultimate shareholders	284	24,132
	Affiliates of entity controlled by ultimate shareholders	2,523	9,036
	Equity Investees of the Group	8,923	35,959
		7,034,746	6,120,107

Amounts due from related parties relating to disposal of PPE	Subsidiaries of Geely Holding	122,115	—

The movement of allowance for uncollectible accounts receivables generated from related parties and recorded as amounts due from related parties for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Beginning of the year	13,232	9,276	4,271
Provision of allowance for credit loss	—	—	43,441
Reversal of allowance for credit loss	(3,956)	(5,005)	(12,244)
End of the year	9,276	4,271	35,468

		Year Ended December 31,
		2022	2023	2024
		RMB	RMB	RMB
Loans and advances to related parties	Subsidiaries of Geely Auto(1)	26,223	—	—
	Equity Investees of the Group(2)	—	100,000	—
		26,223	100,000	—
(1)	Advances to related parties are non - interest bearing and due on demand.
(2)	On January 13, 2023 a subsidiary of the Group entered into a twelve - month loan of RMB100,000 with an equity investee of the Group, bearing the annual interest rate of 3.65%. On September 5, 2024 the loan of RMB 100,000 was fully repaid.

21.Related party balances and transactions (Continued)

(a)The Group entered into the following significant related party transactions and had the following balances with its related parties: (Continued)

		Year Ended December 31,
Nature of transactions	Relationship with the Group	2022	2023	2024
		RMB	RMB	RMB
Purchases of vehicles and vehicle related parts	Subsidiaries of Geely Auto(1)	—	—	938,462
	Affiliates of Geely Auto(1)	—	4,244,910	1,964,618
	Subsidiaries of Geely Holding(1)	18,605,099	25,550,683	44,179,420
	Equity Investees of the Group	196,570	147,501	154,551
		18,801,669	29,943,094	47,237,051

Purchase of batteries and other components related	Subsidiaries of Geely Auto	—	13,190	410
	Subsidiaries of Geely Holding	—	3,214,878	4,398,658
	Affiliates of Geely Holding	—	273,875	—
	Affiliates of entity controlled by ultimate shareholders	—	5,911	35
	Equity Investees of the Group	—	21,292	64,881
		—	3,529,146	4,463,984

Purchases of property and equipment	Geely Holding	4	—	—
	Subsidiaries of Geely Auto	19,950	26,458	18,319
	Affiliates of Geely Auto	261	10	10
	Subsidiaries of Geely Holding	76,093	63,810	72,019
	Affiliates of Geely Holding	—	13,086	1,417
	Entities controlled by ultimate shareholders	10,480	28,534	20,178
	Equity Investees of the Group	14,486	9,026	4,679
		121,274	140,924	116,622

Purchases of services	Geely Auto	—	—	1,487
	Geely Holding	946	8,356	12,133
	Subsidiaries of Geely Auto	485,390	224,795	1,383,233
	Affiliates of Geely Auto	48,210	110,180	193,391
	Subsidiaries of Geely Holding	2,456,325	2,744,748	902,192
	Affiliates of Geely Holding	2,851	—	22,739
	Entities controlled by ultimate shareholders	78,933	121,001	396,737
	Affiliates of entity controlled by ultimate shareholders	719	29,322	504,895
	Equity Investees of the Group	3,041	27,559	182,319
		3,076,415	3,265,961	3,599,126

Interest expense	Geely Holding	11,976	2,926	—
	Subsidiaries of Geely Auto	—	2,680	—
	Subsidiaries of Geely Holding	187,435	169,636	36,673
	Equity Investees of the Group	—	762	—
		199,411	176,004	36,673
(1)	The Group has entered into cooperation framework arrangements with Ningbo Hangzhou Bay Geely Auto Parts Co., Ltd. (“Zeekr Factory”), and Zhejiang Jirun Meishan Automobile Parts Co., Ltd. (“Meishan Factory”), subsidiaries of Geely Holding, Sichuan Lynk&Co Automobile Manufacturing Co., Ltd (“Chengdu Factory”), an affiliate of Geely Auto, and Zhejiang Jirun Automobile Co.,Ltd (“Chunxiao Factory”), a subsidiary of Geely Auto, for the manufacturing of Zeekr Models. The Group purchased vehicles at a price made up of costs of direct materials, overheads plus fixed mark-ups.

21.Related party balances and transactions (Continued)

(a)The Group entered into the following significant related party transactions and had the following balances with its related parties: (Continued)

		As of December 31,
Nature of balances	Relationship with the Group	2023	2024
		RMB	RMB
Amounts due to related parties relating to operating activities	Geely Auto	—	1,908
	Geely Holding	4,417	5,790
	Subsidiaries of Geely Auto	400,079	1,059,107
	Affiliates of Geely Auto	1,914,689	217,232
	Subsidiaries of Geely Holding(1)	13,569,206	12,948,159
	Affiliates of Geely Holding	331,400	23,578
	Entities controlled by ultimate shareholders	51,965	85,617
	Affiliates of entity controlled by ultimate shareholders	11,460	15,198
	Equity Investees of the Group	54,362	108,812
		16,337,578	14,465,401

Amounts due to related parties relating to financing activities	Subsidiaries of Geely Holding(2)	1,100,000	—

Amounts due to related parties in connection with acquisition of long-term investments and purchases of property and equipment	Subsidiaries of Geely Auto	1,028	16,907
	Subsidiaries of Geely Holding	17,296	27,320
		18,324	44,227
(1)	As of December 31, 2023 and 2024, RMB11,970,679 and RMB11,833,393 were recorded in relation to the purchase of vehicles, respectively.
(2)	On November 30, 2022, the Group through a subsidiary entered into another ten-year loan of RMB1.6 billion with a subsidiary of Geely Holding and repaid RMB400,000 and RMB100,000 in June and July 2023, respectively. The ten-year loans bear the annual interest rate of 4.5%. In 2024, the Group has fully repaid all the remaining RMB1,100,000 with no outstanding balance as of December 31, 2024.